UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-8797
                                    811-9049

Name of Fund:  BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
               BlackRock Master Small Cap Growth Portfolio of
               BlackRock Master Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Small Cap Growth Fund II

Schedule of Investments as of February 28, 2007

                               Beneficial
                                 Interest    Mutual Funds                                                               Value
                          $   342,941,156    BlackRock Master Small Cap Growth Portfolio                          $   508,693,638

                                             Total Investments (Cost - $451,020,753) - 100.1%                         508,693,638
                                             Liabilities in Excess of Other Assets - (0.1%)                             (395,858)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   508,297,780
                                                                                                                  ===============



BlackRock Master Small Cap Growth Portfolio


Schedule of Investments as of February 28, 2007


                                   Shares
Industry                             Held    Common Stocks                                                              Value
Aerospace & Defense - 4.9%         12,400    Aerovironment, Inc. (a)                                              $       263,748
                                  103,900    Armor Holdings, Inc. (a)                                                   6,617,391
                                  416,100    BE Aerospace, Inc. (a)                                                    12,562,059
                                  128,100    Ladish Co., Inc. (a)                                                       5,354,580
                                                                                                                  ---------------
                                                                                                                       24,797,778

Biotechnology - 2.3%              217,500    Digene Corp. (a)                                                          10,283,400
                                   55,800    Martek Biosciences Corp. (a)                                               1,262,196
                                                                                                                  ---------------
                                                                                                                       11,545,596

Capital Markets - 3.4%             40,000    Affiliated Managers Group (a)                                              4,540,000
                                   35,300    Greenhill & Co., Inc.                                                      2,378,514
                                  132,200    Investment Technology Group, Inc. (a)                                      5,410,946
                                  208,000    Waddell & Reed Financial, Inc. Class A                                     5,071,040
                                                                                                                  ---------------
                                                                                                                       17,400,500

Chemicals - 2.3%                   96,900    Agrium, Inc.                                                               3,725,805
                                  197,900    Airgas, Inc.                                                               8,167,333
                                                                                                                  ---------------
                                                                                                                       11,893,138

Commercial Banks - 1.8%           141,200    Signature Bank (a)                                                         4,337,664
                                  124,700    UMB Financial Corp.                                                        4,704,931
                                                                                                                  ---------------
                                                                                                                        9,042,595

Commercial Services &             123,000    The Advisory Board Co. (a)                                                 6,397,230
Supplies - 6.0%                   674,200    Diamond Management & Technology Consultants, Inc.                         10,173,678
                                  218,100    Healthcare Services Group                                                  6,115,524
                                   55,100    WNS Holdings Ltd. (a)(b)                                                   1,772,567
                                  127,900    Watson Wyatt Worldwide, Inc. Class A                                       6,148,153
                                                                                                                  ---------------
                                                                                                                       30,607,152

Communications Equipment - 3.3%   214,000    EMS Technologies, Inc. (a)                                                 4,286,420
                                  269,400    Foundry Networks, Inc. (a)                                                 3,933,240
                                  282,000    Occam Networks, Inc. (a)                                                   3,826,740
                                   51,900    OpNext, Inc. (a)                                                             874,515
                                  118,700    Polycom, Inc. (a)                                                          3,786,530
                                                                                                                  ---------------
                                                                                                                       16,707,445

Diversified Consumer              133,500    Laureate Education, Inc. (a)                                               7,967,280
Services - 1.6%

Electronic Equipment &             13,100    Mellanox Technologies Ltd. (a)                                               280,602
Instruments - 0.1%

Energy Equipment &                123,100    Atwood Oceanics, Inc. (a)                                                  6,228,860
Services - 3.7%                   154,600    Oceaneering International, Inc. (a)                                        6,097,424
                                  222,200    Superior Energy Services, Inc. (a)                                         6,810,430
                                                                                                                  ---------------
                                                                                                                       19,136,714

Health Care Equipment &            38,300    Accuray, Inc. (a)                                                            975,884
Supplies - 9.8%                   127,500    Adeza Biomedical Corp. (a)                                                 3,093,150
                                  522,300    Align Technology, Inc. (a)                                                 8,576,166
                                   91,000    Animal Health International, Inc. (a)                                      1,173,900
                                  234,700    Cutera, Inc. (a)                                                           8,202,765
                                  136,500    Hologic, Inc. (a)                                                          7,514,325
                                  114,800    Home Diagnostics, Inc. (a)                                                 1,335,124
                                   58,800    IntraLase Corp. (a)                                                        1,450,008
                                  153,000    Kyphon, Inc. (a)                                                           6,901,830
                                   17,100    SonoSite, Inc. (a)                                                           514,368
                                  448,500    Wright Medical Group, Inc. (a)                                            10,023,975
                                                                                                                  ---------------
                                                                                                                       49,761,495

Health Care Providers &           176,500    Pediatrix Medical Group, Inc. (a)                                          9,548,650
Services - 2.9%                   246,800    Symbion, Inc. (a)                                                          5,153,184
                                                                                                                  ---------------
                                                                                                                       14,701,834

Hotels, Restaurants &             139,900    Orient Express Hotels Ltd. 'A'                                             7,223,037
Leisure - 6.9%                     94,800    Panera Bread Co. Class A (a)                                               5,804,604
                                  121,500    Pinnacle Entertainment, Inc. (a)                                           3,929,310
                                  176,100    Red Robin Gourmet Burgers, Inc. (a)                                        6,952,428
                                  155,900    Scientific Games Corp. Class A (a)                                         5,097,930
                                  113,700    Vail Resorts, Inc. (a)                                                     5,907,852
                                                                                                                  ---------------
                                                                                                                       34,915,161

IT Services - 8.0%                 93,000    CACI International, Inc. Class A (a)                                       4,324,500
                                  369,800    eFunds Corp. (a)                                                           9,285,678
                                  174,821    ExlService Holdings, Inc. (a)                                              3,961,444
                                  248,400    Forrester Research, Inc. (a)                                               6,664,572
                                  129,000    Gartner, Inc. Class A (a)                                                  2,729,640
                                   98,100    VeriFone Holdings, Inc. (a)                                                3,830,805
                                  344,200    Wright Express Corp. (a)                                                   9,802,816
                                                                                                                  ---------------
                                                                                                                       40,599,455

Internet & Catalog                218,850    Coldwater Creek, Inc. (a)                                                  4,026,840
Retail - 0.8%

Internet Software &             1,130,200    SonicWALL, Inc. (a)                                                        9,855,344
Services - 2.0%                    30,600    Switch and Data, Inc. (a)                                                    596,088
                                                                                                                  ---------------
                                                                                                                       10,451,432

Leisure Equipment &               206,777    Golfsmith International Holdings, Inc. (a)                                 2,346,919
Products - 0.5%

Life Sciences Tools &             240,800    Bruker BioSciences Corp. (a)                                               2,169,608
Services - 0.4%

Machinery - 3.8%                   76,900    Actuant Corp. Class A                                                      4,014,180
                                   98,400    Bucyrus International, Inc.                                                5,013,480
                                  302,400    Gardner Denver, Inc. (a)                                                  10,242,288
                                                                                                                  ---------------
                                                                                                                       19,269,948

Media - 4.7%                      783,579    CKX, Inc. (a)                                                             10,311,899
                                  272,200    IHS, Inc. Class A (a)                                                     10,221,110
                                  323,746    Outdoor Channel Holdings, Inc. (a)                                         3,532,069
                                                                                                                  ---------------
                                                                                                                       24,065,078

Metals & Mining - 1.5%            116,600    Century Aluminum Co. (a)                                                   5,308,798
                                   65,600    Quanex Corp.                                                               2,564,304
                                                                                                                  ---------------
                                                                                                                        7,873,102

Oil, Gas & Consumable             137,800    Comstock Resources, Inc. (a)                                               3,699,930
Fuels - 1.5%                      165,800    Massey Energy Co.                                                          4,022,308
                                                                                                                  ---------------
                                                                                                                        7,722,238

Pharmaceuticals - 2.3%            313,800    Noven Pharmaceuticals, Inc. (a)                                            7,725,756
                                  600,000    Santarus, Inc. (a)                                                         3,966,000
                                                                                                                  ---------------
                                                                                                                       11,691,756

Real Estate Management &        1,434,800    Move, Inc. (a)                                                             8,565,756
Development - 1.7%

Semiconductors & Semiconductor    101,800    Cymer, Inc. (a)                                                            4,230,808
Equipment - 4.6%                  494,600    Micrel, Inc. (a)                                                           5,767,036
                                  311,000    Microsemi Corp. (a)                                                        6,300,860
                                  252,500    Standard Microsystems Corp. (a)                                            7,213,925
                                                                                                                  ---------------
                                                                                                                       23,512,629

Software - 12.0%                  283,900    Aladdin Knowledge Systems Ltd. (a)                                         5,010,835
                                  317,000    Blackboard, Inc. (a)                                                      10,575,120
                                  213,900    Commvault Systems, Inc. (a)                                                3,557,157
                                  396,100    i2 Technologies, Inc. (a)                                                  9,431,141
                                  249,100    Net 1 UEPS Technologies, Inc. (a)                                          6,665,916
                                1,928,800    SkillSoft Plc (a)(b)                                                      13,617,328
                                  341,400    Transaction Systems Architects, Inc. Class A (a)                          12,051,420
                                                                                                                  ---------------
                                                                                                                       60,908,917

Specialty Retail - 2.7%            86,200    The Children's Place Retail Stores, Inc. (a)                               4,694,452
                                  141,500    Dick's Sporting Goods, Inc. (a)                                            7,406,110
                                   45,700    Tween Brands, Inc. (a)                                                     1,638,345
                                                                                                                  ---------------
                                                                                                                       13,738,907

Textiles, Apparel & Luxury         49,000    The Warnaco Group, Inc. (a)                                                1,279,880
Goods - 0.2%

                                             Total Common Stocks (Cost - $429,306,869) - 95.7%                        486,979,755




                                     Face
                                   Amount    Short-Term Securities
Time Deposit - 5.3%        $   26,909,551    Brown Brothers Harriman & Co., 4.64% due 3/01/2007                        26,909,551

                                             Total Short-Term Securities
                                             (Cost - $26,909,551) - 5.3%                                               26,909,551

                                             Total Investments (Cost - $456,216,420*) - 101.0%                        513,889,306
                                             Liabilities in Excess of Other Assets - (1.0%)                           (5,195,668)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   508,693,638
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     456,732,756
                                                  =================
    Gross unrealized appreciation                 $      63,908,207
    Gross unrealized depreciation                       (6,751,657)
                                                  -----------------
    Net unrealized appreciation                   $      57,156,550
                                                  =================

(a) Non-income producing security.

(b) Depositary receipts.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC Money
       Market Series                               -          $   2,637


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and
BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master Trust


Date:  April 23, 2007